Finance Lease Liabilities (Details) - Schedule of minimum lease payments under finance lease agreements - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Minimum Lease Payments Under Finance Lease Agreements Abstract
Within 1 year	$ 281,201	$ 673,105
After 1 year but within 5 years	667,850	713,092
Less: Finance charges	(65,049)	(100,441)
Present value of finance lease liabilities, net	$ 884,002	$ 1,285,756